Borrowings - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 13,007	¥ 1,001
Short term borrowings in respect of which certain covenants were not complied with and waiver has been obtained	27,400	0
Short-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 10,005	¥ 0
Short-term borrowings [member] | Weighted average [member]
Disclosure of detailed information about borrowings [line items]
Borrowings interest rate	2.16%	2.20%
Long-term borrowings [member]
Disclosure of detailed information about borrowings [line items]
Loan received from related party	¥ 3,002	¥ 1,001